NOTE 18 WARRANTS (Details) - Schedule of Warrant Valuation (Warrants exercisable at $0.07 [Member], Convertible Note on June 19, 2012 [Member], Tangiers Investors, LP [Member], USD $)	12 Months Ended
Dec. 31, 2012
Warrants exercisable at $0.07 [Member] | Convertible Note on June 19, 2012 [Member] | Tangiers Investors, LP [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.075
Exercise Price of Warrants (in Dollars per Share)	$ 0.07
Term of Warrants (years)	5 years
Computed Volatility	140.00%
Annual Dividends	0.00%
Discount Rate	0.71%